EMPLOYEE RELATED LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Severance pay fund, Israeli employees	$ 10,711
Long-term employee liabilties, Israeli employees	12,258
Israeli employee termination benefits	$ 5,059	$ 4,345	$ 3,986
Reduction to plan obiligation, USA employees		3,900
TPSCo [Member]
Matching contribution (as a percent)	10.00%
Employee contribution (as a percent)	1.00%
Cost recognized	$ 6,706	$ 7,015	$ 6,823